INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before income tax benefit (expense)
	Year Ended December 31,
	2021	2020	2019

The Netherlands	$(3,070)	$469	$(11,508)
Subsidiaries outside of the Netherlands	53,578	5,523	5,804
Income (loss) before income tax expenses	$50,508	$5,992	$(5,704)

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2021	2020
Deferred tax assets:
Operating loss carryforwards	$10,547	$16,694
Capital loss carryforwards	165	159
Allowance for doubtful accounts	150	110
Tax credit carryforwards	560	560
Accrued expenses and other	536	774
Research and development expenses, net	1,183	432
Total deferred tax assets	13,141	18,729

Deferred tax liabilities:
Depreciation of property and equipment	(108)	(115)
	13,033	18,614
Valuation allowance	(11,630)	(17,445)
Deferred tax assets, net	$1,403	$1,169

Schedule of Effective Income Tax Rate
	Year Ended December 31,
	2021	2020	2019

Effective loss (income) tax benefit from continuing operations at statutory rate	$(12,627)	$(1,498)	$1,426
Rate differential	2,915	610	1,024
Non-deductible expenses	(1,643)	(857)	(584)
Adjustments to prior year tax losses	(2,599)	(3,604)	(429)
Changes in valuation allowance	5,815	3,601	(2,568)
Other	(1,081)	1,158	(418)
Income tax expense from continuing operations	$(9,220)	$(590)	$(1,549)

Schedule of Reconciliation of Unrecognized Tax Benefits
	December 31,
	2021	2020

Balance at beginning of year	$-	$-
Additions based on tax positions taken in prior years	546	-
Additions based on tax positions taken in the current year	142	-
Reduction based on tax positions taken in prior years	-	-
Balance at end of year	$688	$-